Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Common Stock Warrants Tables
Common Stock Warrant
	Common Stock Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2014	10,648,389	1.91
Granted	-	-
Cancelled/Forfeited	-	-
Exercised	-	-
Balance as of March 31, 2015	10,648,389	$1.91

	Common Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2013	1,227,656	0.54
Granted	10,648,389	1.91
Cancelled/Forfeited	(1,041,565)	0.54
Exercised	(186,091)	0.54
Balance as of December 31, 2014	10,648,389	$1.91